SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  15         (File No. 333-79311)            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            17        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

               70100 AXP Financial Center, Minneapolis, MN 55474
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on (date) pursuant  to  paragraph  (b) of Rule 485
 [X] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
 [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, filed on or about April 28, 2003.

Prospectus


Oct. _______, 2003

American Express
Retirement Advisor Advantage Plus(SM) Variable Annuity
Retirement Advisor Select Plus(SM) Variable Annuity


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:        IDS Life Insurance Company (IDS Life)
                  70100 AXP Financial Center
                  Minneapolis, MN 55474
                  Telephone: (800) 862-7919
                  americanexpress.com
                  IDS Life Variable Account 10


This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Plus (SM) Variable Annuity (RAVA Advantage Plus), or the American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.


Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds

o    AIM Variable Insurance Funds


o    AllianceBernstein Variable Products Series Fund, Inc.


o    American Century(R) Variable Portfolios, Inc.

o    Calvert Variable Series, Inc.

o    Evergreen Variable Annuity Trust

o    Fidelity(R) Variable Insurance Products - Service Class 2


o    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

o    Goldman Sachs Variable Insurance Trust (VIT)

o    INVESCO Variable Investment Funds, Inc.

o    Lazard Retirement Series, Inc.

o    Liberty Variable Investment Trust

o    MFS(R) Variable Insurance Trust(SM)

o    Oppenheimer Variable Account Funds - Service Shares


o    Putnam Variable Trust - Class IB Shares

o    Strong Opportunity Fund II, Inc.


o    Van Kampen Life Investment Trust

o    Wanger Advisors Trust


Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

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1 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

The contracts may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

IDS Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms..................................................

The Contract in Brief......................................

Expense Summary............................................

Condensed Financial Information (Unaudited)Financial Statements

Performance Information....................................

The Variable Account and the Funds.........................

The Fixed Account..........................................

Buying Your Contract.......................................

Charges....................................................

Valuing Your Investment....................................

Making the Most of Your Contract...........................

Surrenders..............TSA -- Special Surrender Provisions

Changing Ownership.........................................

Benefits in Case of Death -- Standard Death BenefitOptional Benefits

The Annuity Payout Period..................................

Taxes .....................................................

Voting Rights..............................................

Substitution of Investments................................

About the Service Providers................................

Table of Contents of the
     Statement of Additional Information...................


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2 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


Band 3 annuity: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o    current or retired employees of American Express Financial Corporation
     (AEFC) or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).


Beneficiary: The person you designate to receive benefits in case of the owner's death while the contract is in force.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


Enhanced Earnings Death Benefit (EEB) and Enhanced Earnings Plus Death Benefit
(EEP): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.


Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.


Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.

Portfolio Navigator (PN): This is an optional asset allocation feature you can add to your contract for an extra charge if you elect to participate in the program.


Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.


Return of Premium Death Benefit (ROP): This is an optional benefit that you can add to your contract for an extra charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost

Special Dollar-Cost Averaging (Special DCA) account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.


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3 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    SIMPLE IRAs under Section 408(p) of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Plans under Section 401(k) of the Code

o    Custodial and trusteed plans under Section 401(a) of the Code

o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.


Rider: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, PN and/or ROP. The rider adds the terms of the optional benefit to your contract.


Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief


This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


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4 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p.)

o    the Special DCA account, when available.

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p.)

Purchase payments:


Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month


                                          RAVA Advantage Plus   RAVA Select Plus
If paying by any other method:
     initial payment for qualified annuities      $1,000          $  2,000
     initial payment for nonqualified annuities    2,000            10,000
     for any additional payments                      50                50

Maximum allowable purchase payments (without home office approval) based on your age on the effective date of the contract:

                                          RAVA Advantage Plus   RAVA Select Plus
For the first year:
     up to age 85                               $999,999*         $999,999*
     for ages 86 to 90                           100,000           100,000


For each subsequent year:
     up to age 85                                100,000           100,000
     for ages 86-90                               50,000            50,000


* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p___)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p___)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p___)

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p ___)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. ___)


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5 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. ___)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p.___)



Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES


Surrender charge for RAVA Advantage Plus


(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.**


                   Seven-year schedule                                                 Ten-year schedule**
    Number of                                                       Number of completed
completed years from date of each                                 years from date of each
purchase payment                     Surrender charge                             purchase payment         Surrender charge
                                        percentage                                                            percentage
         0                                  7%                              0                                     8%
         1                                  7                               1                                     8
         2                                  7                               2                                     8
         3                                  6                               3                                     7
         4                                  5                               4                                     7
         5                                  4                               5                                     6
         6                                  2                               6                                     5
         7 +                                0                               7                                     4
                                                                            8                                     3
                                                                            9                                     2
                                                                            10  +                                 0


** Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


Surrender charge for RAVA Select Plus (except Texas)


(Contingent deferred sales load as a percentage of purchase payment surrendered)

                     Years from                            Surrender charge
                    contract date                             percentage
                          1                                       7%
                          2                                       7
                          3                                       7
                          Thereafter                              0

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6 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
       Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Surrender charge for RAVA Select Plus in Texas
(Contingent deferred sales load)
                                                                           Surrender charge percentage
                                                                 (as a percentage of purchase payments surrendered)
                                                                                  in contract year
                      Payments made in contract year                   1            2            3       Thereafter
                                   1                                   8%           7%           6%           0%
                                   2                                                8            7            0
                                   3                                                             8            0
                                   Thereafter                                                                 0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p.___ and "The Annuity Payout Period -- Annuity Payout Plans" p.___).


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

PERIODIC EXPENSES


Annual contract
administrative charge     Maximum: $50
                          Current: $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


ROP rider fee*            Maximum: 0.30%
                          Current: 0.20%


(As a percentage of the contract value charged annually at the contract anniversary.)


MAV rider fee*            Maximum: 0.35%
                          Current: 0.25%


(As a percentage of the contract value charged annually at the contract anniversary.)


5-Year MAV rider fee*     Maximum: 0.20%
                          Current: 0.10%


(As a percentage of the contract value charged annually at the contract anniversary.)


EEB rider fee*            Maximum: 0.40%
                          Current: 0.30%

(As a percentage of the contract value charged annually at the contract anniversary.)

EEP rider fee*            Maximum: 0.50%
                          Current: 0.40%

(As a percentage of the contract value charged annually at the contract anniversary.)

PN rider fee*             Maximum: 0.15%
                          Current: 0.05%

(As a percentage of the contract value, other than amounts allocated to the AXP Variable Portfolio - Cash Management Fund, charged annually at the contract anniversary.)

* This fee applies only if you elect this optional feature.


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7 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)


Mortality and expense risk fee:     RAVA Advantage Plus     RAVA Select Plus
For nonqualified annuities                0.95%                 1.20%
For qualified annuities                   0.75%                 1.00%
For band 3 annuities                      0.55%                 0.75%


ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                           Minimum     Maximum
Total expenses before contractual fee waivers
 and/or expense reimbursements                                ___%         __%

Total annual operating expenses for each fund


(Before  fee  waivers  and/or  expense  reimbursements,   if  applicable,  as  a
percentage of average daily net assets)


                                                                                                                   Gross total
                                                                        Management       12b-1          Other        annual
                                                                           fees          fees         expenses      expenses
AXP(R) Variable Portfolio -
   Capital Resource Fund
   Cash Management Fund
   Core Bond Fund Fund
   Diversified Bond Fund
   (previously AXP Variable Portfolio -  Bond Fund)
   Diversified Equity Income Fund
   Emerging Markets Fund
   Equity Select Fund
   Global Bond Fund
   Growth Fund
   High Yield Bond Fund
   (previously AXP Variable Portfolio -  Extra Income Fund)
   International Fund
   Managed Fund
   New Dimensions Fund(R)
   Partners Select Value Fund
   Partners Small Cap Value Fund
   S&P 500 Index Fund
   Short Duration U.S. Government Fund
   (previously AXP Variable Portfolio - Federal Income Fund)
   Small Cap Advantage Fund
   Stock Fund
   Strategy Aggressive Fund
AIM V.I.
   Capital Appreciation Fund, Series II Shares
   Capital Development Fund, Series II Shares


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8 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
       Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

AllianceBernstein Variable Products Series Fund, Inc.
     AllianceBernstein Growth and Income Portfolio (Class B)
     AllianceBernstein International Value Portfolio (Class B)
American Century(R) Variable Portfolios, Inc.
     VP International, Class II
     VP Value, Class II
Calvert Variable Series, Inc.
     Social Balanced Portfolio
Evergreen VA
     International Equity Fund - Class 2
Fidelity(R) VIP
     Growth & Income Portfolio Service Class 2
     Mid Cap Portfolio Service Class 2
     Overseas Portfolio Service Class 2
FTVIPT
     Franklin Real Estate Fund - Class 2
     Franklin Small Cap Value Securities Fund - Class 2
     Mutual Shares Securities Fund - Class 2
Goldman Sachs VIT
     CORE(SM) U.S. Equity Fund
     Mid Cap Value Fund
INVESCO VIF
     Financial Services Fund
     Technology Fund
     Lazard Retirement Series
     International Equity Portfolio
Liberty
     Columbia High Yield Fund, Variable Series, Class B
MFS(R)
     Investors Growth Stock Series - Service Class
     New Discovery Series - Service Class
     Total Return Series - Service Class
     Utilities Series - Service Class
Oppenheimer Variable Account Funds
     Global Securities Fund/VA, Service Shares
     Main Street Small Cap Fund/VA, Service Shares
     Strategic Income Fund/VA, Service Shares
Putnam Variable Trust
     Putnam VT Health Sciences Fund - Class IB Shares Putnam VT International Equity Fund - Class IB Shares (previously Putnam VT International Growth Fund - Class IB Shares) Putnam VT Vista Fund - Class IB Shares
Strong Funds
     Strong Opportunity Fund II - Advisor Class
Van Kampen LIT
     Comstock Portfolio, Class II Shares


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9 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
       Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Wanger
     International Small Cap
     U.S. Smaller Companies

We have entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.



Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, EEP and PN. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                      If you do not surrender your contract
                                             If you surrender your contract          or if you select an annuity payout plan
                                        at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                    1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender
  charge schedule                          $          $          $          $          $          $          $          $
RAVA Advantage Plus
With a seven-year surrender
  charge schedule
RAVA Select Plus
RAVA Select  Plus - Texas
                                                                                      If you do not surrender your contract
                                             If you surrender your contract          or if you select an annuity payout plan
                                        at the end of the applicable time period:   at the end of the applicable time period:
Qualified Annuity                       1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender
  charge schedule                          $          $          $          $          $          $          $          $
RAVA Advantage Plus
With a seven-year surrender
  charge schedule
RAVA Select Plus
RAVA Select  Plus - Texas
                                                                                     If you do not surrender your contract
                                             If you surrender your contract          or if you select an annuity payout plan
                                        at the end of the applicable time period:   at the end of the applicable time period:
Band 3 Annuity                          1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender
  charge schedule                          $          $          $          $          $          $          $          $
RAVA Advantage Plus - Band 3
With a seven-year surrender
  charge schedule
RAVA Select Plus - Band 3


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10 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                      If you do not surrender your contract
                                             If you surrender your contract          or if you select an annuity payout plan
                                        at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                    1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender
  charge schedule                          $          $          $          $          $          $          $          $
RAVA Advantage Plus
With a seven-year surrender
  charge schedule
RAVA Select Plus
RAVA Select Plus- Texas
                                                                                      If you do not surrender your contract
                                            If you surrender your contract          or if you select an annuity payout plan
                                        at the end of the applicable time period:   at the end of the applicable time period:
Qualified Annuity                       1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender
  charge schedule                          $          $          $          $          $          $          $          $
RAVA Advantage Plus
With a seven-year surrender
  charge schedule
RAVA Select Plus
RAVA Select  Plus - Texas
                                                                                      If you do not surrender your contract
                                             If you surrender your contract          or if you select an annuity payout plan
                                        at the end of the applicable time period:   at the end of the applicable time period:
Band 3 Annuity                          1 year     3 years    5 years   10 years    1 year     3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender
  charge schedule                          $          $          $          $          $          $          $          $
RAVA Advantage Plus - Band 3
With a seven-year surrender
  charge schedule
RAVA Select Plus - Band 3

* In these examples, the contract administrative charge is approximated as a ___% charge for RAVA Advantage Plus, a ___% charge for RAVA Select Plus , a
  ___% for RAVA Select Plus - Texas, a ____% charge for RAVA Advantage Plus - Band 3 and a ____% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


Condensed Financial Information

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history.

(to be filed by Amendment)


Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


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11 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. For some subaccounts, we show actual performance from the date the subaccouts began investing in the funds. For other subaccounts we do not provide any actual performance information because they are new and did not have any activity. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o    contract administrative charge,

o    applicable mortality and expense risk fee,

o    MAV rider fee,

o    EEP rider fee,


o    PN rider fee, and


o applicable surrender charge (assuming a surrender at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the ROP, 5-Year MAV, and/or EEB rider fees.


We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

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12 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

The Variable Account and the Funds

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------------ ------------------------- ----------------------
Fund Name                Investment Objectives     Investment Adviser
                         and Policies
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: capital        IDS Life, adviser;
Portfolio - Capital      appreciation. Invests     American Express
Resource Fund            primarily in U.S.         Financial
                         common stocks and other   Corporation (AEFC)
                         securities convertible    subadviser..
                         into common stocks.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: maximum        IDS Life, adviser;
Portfolio - Cash         current income            AEFC, subadviser.
Management Fund          consistent with
                         liquidity and stability
                         of principal. Invests
                         primarily in money
                         market securities.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: high total     IDS Life, adviser;
Portfolio - Core Bond    return through current    AEFC, subadviser.
Fund                     income and capital
                         appreciation. Invests
                         at least 80% of its net
                         assets in bonds and
                         other debt securities.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: high level     IDS Life, adviser;
Portfolio -Diversified   of current income while   AEFC, subadviser.
Bond Fund                conserving the value of
(previously AXP(R)       the investment and
Variable Portfolio -     continuing a high level
Bond Fund)               of income for the
                         longest time period.
                         Invests primarily in
                         bonds and other debt
                         obligations.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: high level     IDS Life, adviser;
Portfolio -              of current income and,    AEFC, subadviser.
Diversified Equity       as a secondary goal,
Income Fund              steady growth of
                         capital. Invests
                         primarily in
                         dividend-paying common
                         and preferred stocks.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio - Emerging     capital growth. Invests   AEFC, subadviser;
Markets Fund             primarily in equity       American Express
                         securities of companies   Asset Management
                         in emerging market        International, Inc.,
                         countries.                a wholly-owned
                                                   subsidiary of AEFC,
                                                   subadviser.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: growth of      IDS Life, adviser;
Portfolio - Equity       capital. Invests          AEFC, subadviser.
Select Fund              primarily in equity
                         securities of
                         medium-sized companies.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: high total     IDS Life, adviser;
Portfolio - Global       return through income     AEFC, subadviser.
Bond Fund                and growth of capital.
                         Non-diversified mutual
                         fund that invests
                         primarily in debt
                         obligations of U.S. and
                         foreign issuers.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio -  Growth      capital growth. Invests   AEFC, subadviser.
Fund                     primarily in common
                         stocks and securities
                         convertible into common
                         stocks that appear to
                         offer growth
                         opportunities.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: high current   IDS Life, adviser;
Portfolio - High Yield   income, with capital      AEFC, subadviser.
Bond Fund                growth as a secondary
(previously AXP(R)       objective. Invests
Variable Portfolio -     primarily in
Extra Income Fund)       high-yielding,
                         high-risk corporate
                         bonds (junk bonds)
                         issued by U.S. and
                         foreign companies and
                         governments.
------------------------ ------------------------- ----------------------


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13 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: capital        IDS Life, adviser;
Portfolio -              appreciation. Invests     AEFC, subadviser;
International Fund       primarily in common       American Express
                         stocks or convertible     Asset Management
                         securities of foreign     International, Inc.,
                         issuers that offer        a wholly-owned
                         strong growth potential.  subsidiary of AEFC,
                                                   subadviser.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: maximum        IDS Life, adviser;
Portfolio -  Managed     total investment return   AEFC, subadviser.
Fund                     through a combination
                         of capital growth and
                         current income. Invests
                         primarily in a
                         combination of common
                         and preferred stocks,
                         convertible securities,
                         bonds and other debt
                         securities.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio -  New         growth of capital.        AEFC, subadviser.
Dimensions Fund(R)       Invests primarily in
                         common stocks showing
                         potential for
                         significant growth.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio -  Partners    growth of capital.        AEFC, subadviser;
Select Value Fund        Invests primarily in      GAMCO Investors,
                         common stocks,            Inc., subadviser.
                         preferred stocks and
                         securities convertible
                         into common stocks that
                         are listed on a
                         nationally recognized
                         securities exchange or
                         traded on the NASDAQ
                         National Market System
                         of the National
                         Association of
                         Securities Dealers.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio - Partners     capital appreciation.     AEFC, subadviser;
Small Cap Value Fund     Non-diversified fund      National City
                         that invests primarily    Investment Company,
                         in equity securities.     Royce & Associates,
                                                   LLC. and Third
                                                   Avenue Management
                                                   LLC, subadvisers.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio -  S&P 500     capital appreciation.     AEFC, subadviser.
Index Fund               Non-diversified fund
                         that invests primarily
                         in securities that are
                         expected to provide
                         investment results that
                         correspond to the
                         performance of the S&P
                         500(R) Index.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: a high level   IDS Life, adviser;
Portfolio - Short        of current income and     AEFC, subadviser.
Duration U.S.            safety of principal
Government Fund          consistent with an
(previously AXP(R)       investment in  U.S.
Variable Portfolio -     government and
Federal Income Fund)     government agency
                         securities. Invests
                         primarily in debt
                         obligations issued or
                         guaranteed  as to
                         principal and interest
                         by the  U.S.
                         government, its
                         agencies or
                         instrumentalities.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: long-term      IDS Life, adviser;
Portfolio - Small Cap    capital growth. Invests   AEFC, subadviser;
Advantage Fund           primarily in equity       Kenwood Capital
                         stocks of small           Management LLC,
                         companies that are        subadviser.
                         often included in the
                         Russell 2000 Index
                         and/or have market
                         capitalization under $2
                         billion.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: current        IDS Life, adviser;
Portfolio - Stock Fund   income and growth of      AEFC, subadviser.
                         capital. Invests
                         primarily in common
                         stocks and securities
                         convertible into common
                         stock.
------------------------ ------------------------- ----------------------
AXP(R) Variable          Objective: capital        IDS Life, adviser;
Portfolio - Strategy     appreciation. Invests     AEFC, subadviser.
Aggressive Fund          primarily in equity
                         securities of growth
                         companies.
------------------------ ------------------------- ----------------------


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14 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

------------------------ ------------------------- ----------------------
AIM V.I. Capital         Objective: growth of      A I M Advisors, Inc.
Appreciation Fund,       capital. Invests
Series II Shares         principally in common
                         stocks of companies
                         likely to benefit from
                         new or innovative
                         products, services or
                         processes as well as
                         those with
                         above-average long-term
                         growth and excellent
                         prospects for future
                         growth. The Fund may
                         invest up to 25% of its
                         assets in foreign
                         securities.
------------------------ ------------------------- ----------------------
AIM V.I. Capital         Objective: long-term      A I M Advisors, Inc.
Development Fund,        growth of capital.
Series II Shares         Invests primarily in
                         securities (including
                         common stocks,
                         convertible securities
                         and bonds) of small-
                         and medium-sized
                         companies. The Fund may
                         invest up to 25% of its
                         assets in foreign
                         securities.
------------------------ ------------------------- ----------------------
AllianceBernstein VP     Objective: reasonable     Alliance Capital
Growth and Income        current income and        Management, L.P.
Portfolio (Class B)      reasonable
                         appreciation. Invests
                         primarily in
                         dividend-paying common
                         stocks of good quality.
------------------------ ------------------------- ----------------------
AllianceBernstein VP     Objective: long-term      Alliance Capital
International Value      growth of capital.        Management, L.P.
Portfolio (Class B)      Invests primarily in a
                         diversified portfolio
                         of foreign equity
                         securities.
------------------------ ------------------------- ----------------------
American Century(R) VP   Objective: long-term      American Century
International, Class II  capital growth. Invests   Investment
                         primarily in stocks of    Management, Inc.
                         growing foreign
                         companies in developed
                         countries.
------------------------ ------------------------- ----------------------
American Century(R) VP   Objective: long-term      American Century
Value, Class II          capital growth, with      Investment
                         income as a secondary     Management, Inc.
                         objective. Invests
                         primarily in stocks of
                         companies that
                         management believes to
                         be undervalued at the
                         time of purchase.
------------------------ ------------------------- ----------------------
Calvert Variable         Objective: income and     Calvert Asset
Series, Inc. Social      capital growth. Invests   Management Company,
Balanced Portfolio       primarily in stocks,      Inc. (CAMCO),
                         bonds and money market    investment adviser.
                         instruments which offer   SsgA Funds
                         income and capital        Management, Inc. and
                         growth opportunity and    Brown Capital
                         which satisfy the         Management are the
                         investment and social     investment
                         criteria.                 subadvisers.
------------------------ ------------------------- ----------------------
Evergreen VA             Objective: long-term      Evergreen Investment
International Equity     capital growth with       Management Company,
Fund - Class 2           modest income as a        LLC
                         secondary objective.
                         The Fund seeks to
                         achieve its goal by
                         investing primarily in
                         equity securities
                         issued by established,
                         quality non-U.S.
                         companies located in
                         countries with
                         developed markets and
                         may purchase securities
                         across all market
                         capitalizations, The
                         Fund may also invest in
                         emerging markets.
------------------------ ------------------------- ----------------------
Fidelity(R) VIP Growth   Objective: seeks high     Fidelity Management
& Income Portfolio       total return through a    & Research Company
Service Class 2          combination of current    (FMR), investment
                         income and capital        manager; FMR U.K.,
                         appreciation. Normally    FMR Far East,
                         invests a majority of     sub-investment
                         assets in common stocks   advisers.
                         of foreign and domestic
                         issuers with a focus on
                         those that pay current
                         dividends and show
                         potential for capital
                         appreciation. May
                         invest in bonds,
                         including lower-quality
                         debt securities, as
                         well as stocks that are
                         not currently paying
                         dividends, but offer
                         prospects for future
                         income or capital
                         appreciation.
------------------------ ------------------------- ----------------------


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15 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

------------------------ ------------------------- ----------------------
Fidelity(R) VIP Mid      Objective: seeks          Fidelity Management
Cap Portfolio Service    long-term growth of       & Research Company
Class 2                  capital. Normally         (FMR), investment
                         invests at least 80% of   manager; FMR U.K.,
                         assets in securities of   FMR Far East,
                         foreign and domestic      sub-investment
                         companies with medium     advisers.
                         market capitalization
                         common stocks. Invests
                         in growth or value
                         common common stocks.
                         May invest in companies
                         with smaller or larger
                         market capitalizations.
------------------------ ------------------------- ----------------------
Fidelity(R) VIP          Objective: seeks          Fidelity Management
Overseas Portfolio       long-term growth of       & Research Company
Service  Class 2         capital. Normally         (FMR), investment
                         invests primarily in      manager; FMR U.K.,
                         common stocks of          FMR Far East,
                         foreign securities.       Fidelity
                         Normally invests at       International
                         least 80% of assets in    Investment Advisors
                         non-U.S. securities.      (FIIA) and FIIA
                                                   U.K.,
                                                   sub-investment
                                                   advisers.
------------------------ ------------------------- ----------------------
FTVIPT Franklin Real     Objective: seeks          Franklin Advisers,
Estate Fund - Class 2    capital appreciation,     Inc.
                         with current income as
                         a secondary goal. The
                         Fund normally invests
                         at  least 80% of its
                         net assets in
                         investments of
                         companies operating in
                         the real estate sector.
                         The Fund invests
                         primarily in equity
                         real estate investment
                         trusts (REITs).
------------------------ ------------------------- ----------------------
FTVIPT Franklin Small    Objective: seeks          Franklin Advisory
Cap Value Securities     long-term total return.   Services, LLC
Fund - Class 2           The Fund normally
                         invests at least 80% of
                         its net assets in
                         investments of small
                         capitalization
                         companies. For this
                         Fund, small cap
                         companies are those
                         with market cap values
                         not exceeding  $2.5
                         billion, at the time of
                         purchase. The Fund's
                         manager invests in
                         small companies that it
                         believes are
                         undervalued.
------------------------ ------------------------- ----------------------
FTVIPT Mutual Shares     Objective: seeks          Franklin Mutual
Securities Fund -        capital appreciation,     Advisers, LLC
Class 2                  with income as a
                         secondary goal.  The
                         Fund normally invests
                         mainly in U.S. equity
                         securities that the
                         Fund's manager believes
                         are available at market
                         prices less than their
                         intrinsic value on
                         certain recognized or
                         objective criteria,
                         including undervalued
                         stocks, restructuring
                         companies and
                         distressed companies.
------------------------ ------------------------- ----------------------


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16 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

------------------------ ------------------------- ----------------------
Goldman Sachs VIT        Objective: The Goldman    Goldman Sachs Asset
CORE(SM) U.S.  Equity    Sachs VIT CORE U.S.       Management, L.P.
Fund  CORE(SM) is a      Equity Fund seeks
service mark of          long-term growth of
Goldman, Sachs & Co.     capital and dividend
                         income. The Fund
                         invests, under normal
                         circumstances, at least
                         90% of its total assets
                         (not including
                         securities lending
                         collateral and any
                         investment of that
                         collateral) measured at
                         time of purchase in a
                         broadly diversified
                         portfolio of large-cap
                         and blue chip equity
                         investments
                         representing all major
                         sectors of the U.S.
                         economy.
------------------------ ------------------------- ----------------------
Goldman Sachs VIT Mid    Objective: The Goldman    Goldman Sachs Asset
Cap Value Fund           Sachs VIT Mid Cap Value   Management, L.P.
                         Fund seeks long-term
                         capital appreciation.
                         The Fund invests, under
                         normal circumstances,
                         at least 80% of its net
                         assets plus any
                         borrowing for
                         investment purposes
                         (measured at time of
                         purchase) in a
                         diversified portfolio
                         of equity investments
                         in mid-capitalization
                         issuers within the
                         range of the market
                         capitalization of
                         companies constituting
                         the Russell Midcap
                         Value Index at the time
                         of investment.
------------------------ ------------------------- ----------------------
INVESCO VIF -            Objective: long-term      INVESCO Funds Group,
Financial Services Fund  growth of capital.        Inc.
                         Aggressively managed.
                         Invests at least 80% of
                         its assets in the
                         equity securities and
                         equity-related
                         instruments of
                         companies involved in
                         the financial services
                         sector. These companies
                         include, but are not
                         limited to, banks,
                         insurance companies,
                         investment and
                         miscellaneous
                         industries (asset
                         managers, brokerage
                         firms, and
                         government-sponsored
                         agencies and suppliers
                         to financial services
                         companies).
------------------------ ------------------------- ----------------------
INVESCO VIF -            Objective: long-term      INVESCO Funds Group,
Technology Fund          growth of capital. The    Inc.
                         Fund is aggressively
                         managed. Invests at
                         least 80% of its assets
                         in equity securities
                         and equity-related
                         instruments of
                         companies engaged in
                         technology-related
                         industries. These
                         include, but are not
                         limited to, various
                         applied technologies,
                         hardware, software,
                         semiconductors,
                         telecommunications
                         equipment and services,
                         and service-related
                         companies in
                         information technology.
                         Many of these products
                         and services are
                         subject to rapid
                         obsolescence, which may
                         lower the market value
                         of securities of the
                         companies in this
                         sector.
------------------------ ------------------------- ----------------------


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17 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

------------------------ ------------------------- ----------------------
Liberty Columbia High    Objective: high level     Columbia Management
Yield Fund, Variable     of current income with    Co. (Columbia),
Series, Class B          capital appreciation as   investment adviser.
                         a secondary objective.
                         The Fund normally
                         invests at least 80% of
                         its net assets (plus
                         any borrowings for
                         investment purposes) in
                         high yielding corporate
                         debt securities, such
                         as bonds, debentures
                         and notes that are
                         rated below investment
                         grade.
------------------------ ------------------------- ----------------------
MFS(R) Investors         Objective: long-term      MFS Investment
Growth Stock Series -    growth of capital and     Management(R)
Service Class            future income. Invests
                         at least 80% of its net
                         assets in common stocks
                         and related securities
                         of companies which
                         MFS(R) believes offer
                         better than average
                         prospects for long-term
                         growth.
------------------------ ------------------------- ----------------------
MFS(R) New Discovery     Objective: capital        MFS Investment
Series - Service Class   appreciation. Invests     Management(R)
                         in at least 65% of its
                         net assets in equity
                         securities of emerging
                         growth companies.
------------------------ ------------------------- ----------------------
MFS(R) Total Return      Objective: above          MFS Investment
Series - Service Class   average income            Management(R)
                         consistent with the
                         prudent employment of
                         capital, with growth of
                         capital and income as a
                         secondary objective.
                         Invests primarily in a
                         combination of equity
                         and fixed income
                         securities.
------------------------ ------------------------- ----------------------
MFS(R) Utilities         Objective: capital        MFS Investment
Series - Service Class   growth and current        Management(R)
                         income. Invests
                         primarily in equity and
                         debt securities of
                         domestic and foreign
                         companies in the
                         utilities industry.
------------------------ ------------------------- ----------------------
Oppenheimer Global       Objective: long-term      OppenheimerFunds,
Securities Fund/VA,      capital appreciation.     Inc.
Service Shares           Invests mainly in
                         common stocks of U.S.
                         and foreign issuers
                         that are "growth-type"
                         companies, cyclical
                         industries and special
                         situations that are
                         considered to have
                         appreciation
                         possibilities.
------------------------ ------------------------- ----------------------
Oppenheimer Main         Objective: seeks          OppenheimerFunds,
Street Small Cap         capital appreciation.     Inc.
Fund/VA, Service Shares  Invests mainly in
                         common stocks of
                         small-capitalization
                         U.S. companies that the
                         investment manager
                         believes have favorable
                         business trends or
                         prospects.
------------------------ ------------------------- ----------------------
Oppenheimer Startegic    Objective: high level     OppenheimerFunds,
Bond Fund/VA, Service    of current income         Inc.
Shares                   principally derived
                         from interest on debt
                         securities. Invests
                         mainly in three market
                         sectors: debt
                         securities of foreign
                         governments and
                         companies, U.S.
                         government securities,
                         and lower-rated high
                         yield securities of
                         U.S. and foreign
                         companies.
------------------------ ------------------------- -----------------


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18 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

------------------------ ------------------------- ----------------------
Putnam VT Health         Objective: capital        Putnam Investment
Sciences Fund -  Class   appreciation. The fund    Management, LLC
IB Shares                pursues its goal by
                         investing mainly in
                         growth stocks of
                         companies in the health
                         sciences industries.
                         Under normal
                         circumstances, the fund
                         invests at least 80% of
                         the fund's net assets
                         in securities of (a)
                         companies that derive
                         at least 50% of their
                         assets, revenues or
                         profits from the
                         pharmaceutical, health
                         care services, applied
                         research and
                         development and medical
                         equipment and supplies
                         industries, or  (b)
                         companies we think have
                         the potential for
                         growth as a result of
                         their particular
                         products, technology,
                         patents or other market
                         advantages in the
                         health sciences
                         industries.
------------------------ ------------------------- ----------------------
Putnam VT                Objective: capital        Putnam Investment
International Equity     appreciation. The fund    Management, LLC
Fund -  Class IB         pursues its goal by
Shares (previously       investing mainly in
Putnam VT                common stocks of
International Growth     companies outside the
Fund - Class IB Shares)  United States.
------------------------ ------------------------- ----------------------
Putnam VT Vista  Fund    Objective: capital        Putnam Investment
- Class IB Shares        appreciation. The fund    Management, LLC
                         pursues its goal by
                         investing mainly in
                         common stocks of U.S.
                         companies with a focus
                         on growth stocks.
------------------------ ------------------------- ----------------------
Strong Opportunity       Objective: seeks          Strong Capital
Fund II - Advisor Class  capital growth. Invests   Management, Inc.
                         primarily in common
                         stocks of
                         medium-capitalization
                         companies that the
                         Fund's managers believe
                         are under-priced, yet
                         have attractive growth
                         prospects.
------------------------ ------------------------- ----------------------
Van Kampen LIT           Objective: seeks          Van Kampen Asset
Comstock Portfolio,      capital growth and        Management Inc/
Class II Shares          income through
                         investments in equity
                         securities, including
                         common stocks,
                         preferred stocks and
                         securities convertible
                         into common and
                         preferred stocks.
------------------------ ------------------------- ----------------------
Wanger International     Objective: long-term      Liberty Wanger
Small Cap                growth of capital.        Asset  Management,
                         Invests primarily in      L.P.
                         stocks of small and
                         medium-size non-U.S.
                         companies with
                         capitalizations of less
                         than $2 billion at time
                         of purchase.
------------------------ ------------------------- ----------------------
Wanger U.S. Smaller      Objective: long-term      Liberty Wanger
Companies                growth of capital.        Asset  Management,
                         Invests primarily in      L.P.
                         stocks of small- and
                         medium-size U.S.
                         companies with
                         capitalizations of less
                         than $5 billion at time
                         of purchase.
------------------------ ------------------------- ----------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

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19 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

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20 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

The Special DCA Account

You also may allocate purchase payments to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)


Buying Your Contract


You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

o    the optional ROP rider;(1)


o    the optional MAV rider;(1)


o    the optional 5-Year MAV rider;(1)


o    the optional EEB rider;(1)

o    the optional EEP rider;(1)


o    the optional PN rider;(1)

o the fixed account, subaccounts and/or the special DCA account;(3)in which you want to invest;


o    how you want to make purchase payments;

o    a beneficiary; and


o under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years).(2)

(1) You may select any one of the ROP, MAV, 5-Year MAV EEB, EEP or PN riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. Riders may not be available in all states. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROP is only available if you are 76 or older at the rider effective date.

(2) The ten-year surrender charge schedule under RAVA Advantage Plus is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

(3) The Special DCA account may not be available for new purchase payments at all times.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There are may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.)

If your application is complete, we will process it and apply your purchase payment to the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


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21 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and


o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.


For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:


o    on or after the date you  reach age 59 1/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as your 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum allowable purchase payments *

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month


                                          RAVA Advantage Plus   RAVA Select Plus
If paying by any other method:
     initial payment for qualified annuities      $1,000          $  2,000
     initial payment for nonqualified annuities    2,000            10,000
     for any additional payments                      50                50


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

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22 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Maximum allowable purchase payments** (without home office approval) based on your age on the effective date of the contract:

                              RAVA Advantage Plus         RAVA Select Plus
For the first year:
     up to age 85              $999,999***                  $999,999***
     for ages 86 to 90          100,000                      100,000


For each subsequent year:
     up to age 85               100,000                      100,000
     for ages 86-90              50,000                       50,000

 ** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


*** RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.


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23 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                      RAVA Advantage Plus   RAVA Select Plus
For nonqualified annuities                   0.95%               1.20%
For qualified annuities                      0.75%               1.00%
For band 3 annuities                         0.55%               0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


ROP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on a contract anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(1) Available if you are 76 or older at the rider effective date. ROP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost. May not be available in all states.


MAV RIDER FEE


We charge a fee for this optional feature only if you select it(2). If selected, we deduct 0.25%of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on a contract anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV. May not be available in all states.


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24 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on a contract anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV. May not be available in all states.

EEB RIDER FEE

We charge a fee for this optional feature only if you select it(4). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.


EEP RIDER FEE


We charge a fee for this optional feature only if you select it(5). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. . Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the rider terminates for any reason other than due to a change in ownership of the contract, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a transfer or exchange.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.


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25 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

PN RIDER FEE

We charge a fee for this optional feature only if you select it. If selected, we deduct 0.05% of your contract value, other than amounts allocated to the AXP Variable Portfolio - Cash Management Fund, on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amount invested in the Special DCA account and the AXP Variable Portfolio - Cash Management Fund. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.15%

If the rider terminates for any reason, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.


SURRENDER CHARGE


If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

Surrender charge under RAVA Advantage Plus:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.


     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.


2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.


4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.


We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

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26 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:


                   Seven-year schedule                                                 Ten-year schedule*
Number of completed                                                 Number of completed
years from date of each                                           years from date of each
purchase payment                                                     purchase payment
                                     Surrender charge                                                      Surrender charge
                                        percentage                                                            percentage
         0                                  7%                              0                                     8%
         1                                  7                               1                                     8
         2                                  7                               2                                     8
         3                                  6                               3                                     7
         4                                  5                               4                                     7
         5                                  4                               5                                     6
         6                                  2                               6                                     5
         7+                                 0                               7                                     4
                                                                            8                                     3
                                                                            9                                     2
                                                                            10+                                   0

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

Surrender charge under RAVA Select Plus (except Texas) :

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.


     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.


2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

        Contract year                     Surrender charge percentage
             1                                       7%
             2                                       7
             3                                       7
             Thereafter                              0



Surrender charge under RAVA Select Plus in Texas:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.


     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.


2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

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27 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

3. Finally, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                                             Surrender charge percentage
                                                                  (as a percentage of purchase payments surrendered)
                                                                                   in contract year
                      Payments made in contract year                  1            2            3       Thereafter
                                   1                                  8%           7%           6%           0%
                                   2                                               8            7            0
                                   3                                                            8            0
                                   Thereafter                                                                0


Partial surrenders

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. For partial surrenders, we determine the amount that represents purchase payments which are subject to a surrender charge by the following formula:

PS - FA X (PP - PE)
--------
CV - FA

Where

         PS = Amount of partial surrender
         FA = Free amount (amounts that are subject to a waiver of
              surrender charge)
         CV = Contract value prior to the surrender
         PP = Purchase payments not previously surrendered
         PE = Amounts surrendered totaling up to10% of the prior contract anniversary value to the extent it is larger than amounts surrendered that represent contract earnings

After calculating the amount of purchase payments that might be subject to a surrender charge, we use the surrender order described above to determine the surrender charge. For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge is applied to this total amount. We pay you the amount you requested.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


Surrender charge calculation example


The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage Plus contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


o    We received these payments:


     --  $5,000 July 1, 2003;

     --  $55,000 Dec. 31, 2005;

     --  $40,000 Feb. 20, 2011; and

You wish to take a partial surrender of $60,000 at September 1, 2011. At that date, the contract value is equal to $80,000. The previous contract anniversary value was equal to $100,000.

Using the terminology above, PS = $60,000, CV = $80,000, PP = $100,000. FA= $10,000 (10% of the previous contract anniversary value). Since there are no contract earnings, PE = $10,000.


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28 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
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This results in the following amount being subject to a surrender charge for this partial surrender:

         ($60,000 - $10,000)          x     ($100,000 - $10,000)  = $64,286.
        -----------------------
         ($80,000 - $10,000)

We surrender the purchase payments on a first-in-first-out basis. We surrender the following amounts with the indicated surrender charge rates:

o $5,000 from the July 1, 2003 purchase payment with no surrender charge (part of 10% of prior contract anniversary value).

o $5,000 from the December 31, 2005 purchase payment with no surrender charge (rest of 10% of prior contract anniversary value).

o $50,000 from the December 31, 2005 purchase payment with a 4% surrender charge.

o $14,286 from the February 20, 2011 purchase payment with a 7% surrender charge.

This results in a total surrender charge of $3,000 (4% x $50,000 + 7% x
$14,286).


Waiver of surrender charges


We do not assess surrender charges under any contract for:


o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;


o required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

o contracts settled using an annuity payout plan*, unless an annuity payout Plan E is later surrendered;


o    amounts we refund to you during the free look period*;


o    death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")


Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT


We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:


o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;


o    minus any prorated portion of the ROP rider fee (if selected);


o    minus any prorated portion of the MAV rider fee (if selected);


o    minus any prorated portion of the 5-Year MAV rider fee (if selected);

o    minus any prorated portion of the EEB rider fee (if selected);

o    minus any prorated portion of the EEP rider fee (if selected); and

o    minus any prorated portion of the PN rider fee (if selected).

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the special DCA account directly in dollars. The special DCA account value equals:

o    the sum of your purchase payments allocated to the special DCA account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges);

o    minus amounts transferred out; and

o minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or any applicable charge for an optional death benefit, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

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Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

o    a prorated portion of the contract administrative charge;


o    a prorated portion of the ROP rider fee (if selected);


o    a prorated portion of the MAV rider fee (if selected);


o    a prorated portion of the 5-Year MAV rider fee (if selected);

o    a prorated portion of the EEB rider fee (if selected);

o    a prorated portion of the EEP rider fee (if selected); and/or

o    a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.


PURCHASE PAYMENT CREDITS

For RAVA Advantage Plus: we add a credit to your contract in the amount of:


o    1% of each purchase payment received:


     -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA Advantage Plus - Band 3: we add a credit to your contract in the amount of:

o    2% of each purchase payment received:

     -- if you elect the seven-year surrender charge schedule for your contract.

o    3% of each purchase payment received

     -- if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

For RAVA Select Plus: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

For RAVA Select Plus - Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.


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31 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
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Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")


We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) settlement of the contract under an annuity payout plan. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.



Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                   Number
                                                                  Amount               Accumulation               of units
                                            Month                invested               unit value                purchased
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit                     Apr                     100                     15                       6.67
market price is low ...           ---->     May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units when the per                Aug                     100                     19                       5.26
unit market price is high.         ---->    Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

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32 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
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You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o    You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer.

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the date we receive payment).

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account.

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING


You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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33 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
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PORTFOLIO NAVIGATOR (PN) MODEL PORTFOLIO

You can choose to participate in the PN program designed for us by an unaffiliated third party. This is an optional feature that you may select for an additional annual charge (see "Charges"). This program is a tool to help you develop an asset allocation program that is appropriate for you. It is available for nonqualified and qualified annuities except 401(k) and 401(a) plans. We offer two allocation selection options: pre-selected and self-selected.

Under the pre-selected option, you will first select from a range of options a model asset allocation portfolio that meets your individual needs. Once you have selected your model asset allocation portfolio your purchase payments, purchase payment credits and contract value, other than amounts allocated to the AXP Variable Portfolio - Cash Management Fund subaccount or Special DCA account, will be automatically allocated to the model portfolio you select. Each model portfolio consists of pre-selected subaccount and fixed account allocations that fulfill the model portfolio's asset classes. We automatically rebalance the values allocated to the model portfolio periodically to match the subaccount and fixed account allocation percentages in the model portfolio.

The model portfolio asset class percentages and the subaccount and the fixed account allocations under each model portfolio will be reassessed periodically. We will notify you prior to any changes resulting from this periodic assessment. We will give you the option to:

     o    continue the program in your current model portfolio utilizing the new
          model  portfolio  asset  class   percentages  and  fixed  account  and
          subaccount allocations,

     o select a new model portfolio with its associated fixed account and subaccount allocations,

     o    self-select your own fixed account and subaccount allocations, or

     o    exit the PN program.

Under the self-selected option, you select your own subaccount and fixed account allocations. Fixed account allocations are subject to the fixed account allocation and transfer rules. Other than amounts allocated to the AXP VP- Cash Management Fund subaccount or Special DCA account, we automatically rebalance contract values periodically to match the allocation percentages you selected.

Following the periodic reassessment of the model portfolios for the pre-selected option, we will notify you and give you the option to:

     o continue the program with your current self-selected fixed account and subaccount allocations,

     o    select new fixed account and subaccount allocations,

     o choose a new pre-selected model portfolio with its associated fixed account and subaccount allocations, or

     o    exit the PN program.

Under both options, as long as you participate in the PN program, we may add a percentage of your fixed account value as an additional credit to your fixed account on each contract anniversary. The credit will not apply to purchase payments received in the previous nine months or to amounts transferred into the fixed account in the previous nine months through rebalancing.

You may cancel participation in the PN program at any time. However, you cannot add the rider again until the next contract anniversary following a 9-month waiting period. You can only add the rider at contract issue, a contract anniversary or up to 30 days following the contract anniversary.

The PN program does not guarantee a profit or protect against a loss and does not guarantee better investment results. The PN program can be an effective way to help meet your long-term goals. We reserve the right to terminate or change PN program at any time. You should consult your sales representative before electing any asset allocation program.


TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

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34 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
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We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies


o Before annuity payouts begin, you may transfer contract values between the subaccounts, at any time. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA account.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of:

     a) 30% of the fixed account value at the beginning of the contract year, or

     b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.


o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:            $250 or entire account balance

Maximum amount
Transfers or surrenders:            Contract value or entire account balance

2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


o Automated transfers to the fixed account or the Special DCA account are not allowed.


o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:            $50

Maximum amount
Transfers or surrenders:            None (except for automated transfers from
                                    the fixed account)

3 By phone

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:            $250 or entire account balance

Maximum amount
Transfers:                          Contract value or entire account balance
Surrenders:                         $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

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Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges, ROP charges, MAV charges, 5-Year MAV charges , EEB charges , EEP charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have. The minimum contract value after partial surrender is $600.


RECEIVING PAYMENT

1 By regular or express mail

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o    request that payment be wired to your bank;

o    bank account must be in the same ownership as your contract; and

o    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --  you are at least age 59 1/2;

     --  you are disabled as defined in the Code;

     --  you severed employment with the employer who purchased the contract; or

     --  the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

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o    The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit


We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o    contract value, less any purchase payment credits subject to reversal; or

o purchase payments less purchase payments made in the 12 months prior to the date of death and minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.


Adjusted partial surrenders

                                     PS x DB
                               ------------------
                                       CV

           PS = the partial surrender including any applicable surrender charge. DB = the death benefit on the date of (but prior to) the partial surrender.
           CV = the contract value on the date of (but prior to) the partial surrender.

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Example of standard death benefit  calculation when you are age 75 or younger on the contract effective date:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2004 as follows:

The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                         $20,000
         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000 =                                               -1,667
         ----------------                                                  -----
            $18,000

         for a death benefit of:                                         $18,333


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

     o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

          o contract value, less any purchase payment credits subject to reversal; or

          o purchase payments less purchase payments made in the 12 months prior to the date of death and minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities


o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

     o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

          o contract value, less any purchase payment credits subject to reversal; or

          o purchase payments less purchase payments made in the 12 months prior to the date of death and minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


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o    Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o    payouts begin no later than one year following the year of your death;
          and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits


RETURN OF PREMIUM DEATH BENEFIT (ROP)

The ROP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o    contract value, less any purchase payment credits subject to reversal; or

o purchase payments minus purchase payments added to the contract in the last 12 months prior to the date of death and minus adjusted partial surrenders.

Adjusted partial surrenders for the ROP death benefit

                                     PS x DB
                                ---------------
                                       CV

         PS = the partial surrender including any applicable surrender charge. DB = the death benefit on the date of (but prior to) the partial surrender.
         CV = the contract value on the date of (but prior to) the partial surrender.

If this ROP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROP to your contract. Generally, you must elect the ROP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the ROP

o You may terminate the ROP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROP, the standard death benefit applies.

Example

o You purchase the contract (with the ROP rider) with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2004 as follows:

The total purchase payments minus adjustments for partial surrenders:

         Total purchase payments                                         $20,000
         minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000 =                                               -1,667
         ------------------                                             --------
             $18,000

         for a death benefit of:                                         $18,333


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If your spouse is the sole beneficiary, he or she may choose to continue the
ROP. In that case, the ROP rider charges described in "Charges - Return of Premium Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROP rider. Your spouse also has the option of discontinuing the ROP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROP, see "Taxes."


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    contract value, less any purchase payment credits subject to reversal; or

o purchase payments minus purchase payments added to the contract in the last 12 months prior to the date of death and minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

Example

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

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The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:          $24,000
         plus purchase payments made since that anniversary:                  +0
         minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000  =                                              -1,636
         ----------------                                                 ------
             $22,000

         for a death benefit of:                                         $22,364



If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract , the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract , he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-Year MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5 -Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o    contract value, less any purchase payment credits subject to reversal; or

o purchase payments minus purchase payments added to the contract in the last 12 months prior to the date of death and minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


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      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus
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Terminating the 5-Year MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

Example

     o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2003.

     o On Jan. 1, 2008 (the fifth contract anniversary) the contract value grows to $30,000.

     o On March 1, 2008 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit on March 1, 2008 as follows:

The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your 5-year contract anniversary contract values:   $30,000
         plus purchase payments made since that anniversary:                  +0
         minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000 =                                               -1,800
         ---------------                                                  ------
           $25,000

         for a death benefit of:                                         $28,200

If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts. When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


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43 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit amount (see "Benefits in Case of Death - Standard Benefit") the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,


PLUS


o 40% of your earnings at death if you were under age 70 on the rider effective date; or

o 15% of your earnings at death if you were age 70 or older on the rider effective date.


Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

Earnings at death for the EEB and EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

     o the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

     o    minus purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

     o    minus the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o plus any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

     o    the greater of:

     o the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     o an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

     o plus any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

Terminating the EEB

o You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

o The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example of the EEB


o You purchase the contract with a payment of $100,000 on Jan. 01, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.


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44 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus
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o    On Jan. 1, 2004 the contract value grows to $110,000.  The death benefit on
     Jan. 1, 2004 equals:

     MAV death benefit amount (contract value):                     $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):

     0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                      ------
     Total death benefit of:                                        $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value):          $110,000
     plus the EEB (40% of earnings at death):

     0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                      ------
     Total death benefit of:                                        $114,000

o On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

     $110,000 -  ($50,000 x $110,000)  =                             $57,619
     --------------------------------
              $105,000

     plus the EEB (40% of earnings at death):

     0.40 x ($57,619 - $55,000) =                                     +1,048
                                                                      ------
     Total death benefit of:                                         $58,667

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit amount (contract value):                     $200,000
     plus the EEB (40% of earnings at death)

     0.40 x 2.50 x ($55,000) =                                       +55,000
                                                                      ------
     Total death benefit of:                                        $255,000


o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit on July 1, 2012 equals:

     MAV death benefit amount (contract value less purchase
     payment credits reversed )                                     $250,000
     plus the EEB (40% of earnings at death)

     0.40 x 2.50 x ($55,000) =                                       +55,000
                                                                      ------
     Total death benefit of:                                        $305,000

o On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2013 equals:

     MAV death benefit amount (contract value):                    $250,500
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):

     0.40 x ($250,500 - $105,000) =                                  +58,200
                                                                      ------
     Total death benefit of:                                        $308,700


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45 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus
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If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:


o the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT


The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take required minimum distributions from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                                  Percentage if you are                          Percentage if you are
Contract year           under age 70 on the rider effective date        70 or older on the rider effective date
One and Two                               0%                                               0%
Three and Four                           10%                                            3.75%
Five or more                             20%                                             7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

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46 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Another way to describe the benefits payable under the EEP rider is as follows:


o the standard death benefit amount (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,


PLUS


                If you are under age 70                          If you are age 70
Contract year   on the rider effective date, add...              or older on the rider effective date, add...


     1          Zero                                             Zero

     2          40% X earnings at death (see above)              15% X earnings at death

 3 & 4          40% X (earnings at death + 25% of                15% X (earnings at death + 25% of
                exchange purchase payment*)                      exchange purchase payment*)

    5+          40% X (earnings at death + 50% of                15% X (earnings at death + 50% of
                exchange purchase payment*)                      exchange purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Terminating the EEP

o You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o    The EEP rider will terminate in the case of an ownership change.

o The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

Example of the EEP


o You purchase the contract with an exchange purchase payment of $100,000 on Jan. 01, 2003 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

o On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.


o On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2004 equals:

     MAV death benefit amount (contract value):                     $110,000
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):

     0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                      ------
     Total death benefit of:                                        $114,000

o On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value):          $110,000
     plus the EEP Part I (40% of earnings at death):

     0.40 x ($110,000 - $100,000) =                                   +4,000

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

     0.10 x $100,000 =                                               +10,000
                                                                     -------
     Total death benefit of:                                        $124,000

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47 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus
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o    On Feb. 1, 2005 the  contract  value  remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2005 equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

     $110,000 -  ($50,000 x $110,000)  =                             $57,619
     -------------------------------                                 -------
              $105,000

     plus the EEP Part I (40% of earnings at death):

     0.40 x ($57,619 - $55,000) =                                     +1,048

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

     0.10 x $55,000 =                                                 +5,500
                                                                       -----
     Total death benefit of:                                         $64,167

o On Jan. 1, 2006 the contract value falls by $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

o On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:

     MAV death benefit amount (contract value):                     $200,000
     plus the EEP Part I (40% of earnings at death)

     .40 x (2.50 x $55,000) =                                        +55,000

     plus the EEP Part II which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                     -------
     Total death benefit of:                                        $266,000


o On July 1, 2012 you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II. The death benefit on July 1, 2012 equals:

     MAV death benefit amount (contract value less purchase payment
     credits reversed):                                             $250,000


     plus the EEP Part I (40% of earnings at death)

     .40 x (2.50 x $55,000)=                                         +55,000

     plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue
     and not previously surrendered: 0.20 x $55,000 =                +11,000
                                                                     -------
     Total death benefit of:                                        $316,000

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48 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus
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o    On July 1, 2013 the contract value remains $250,500 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2013 equals:

     MAV death benefit amount (contract value):                     $250,500
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):

     0.40 x ($250,500 - $105,000) =                                  +58,200

     plus the EEP Part II, which after the fourth contract
     year equals 20% of exchange purchase payments identified at
     issue and not previously surrendered: 0.20 x $55,000 =          +11,000
                                                                     -------
     Total death benefit of:                                        $319,700

If your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. If it is a qualified contract, your spouse may continue the contract until the date on which you would have reached age 70 1/2, or any other date permitted by the Code. If your spouse has reached age 76 at the time he or she elects to continue the contract , the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract , he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:


o the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

o the EEB rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.


If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;


o    your age and, in most cases, sex;


o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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49 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:


o Plan A: Life annuity -- no refund: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


Annuity payout plan requirements for qualified annuities: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


o in equal or substantially equal payments over a period not longer than the life of the owner or over the life of the owner and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary; or

o over a period certain not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary.


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50 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


Taxes


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account, subaccounts and/or Special DCA account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


Nonqualified annuities: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


Annuity payouts from nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where you die before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction for your last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts from qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Surrenders from nonqualified annuities: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.


Surrenders from qualified annuities (except Roth IRAs): Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


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51 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special considerations if you select one of the death benefit riders (ROP, MAV, 5-Year MAV EEB, EEP or PN): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds for life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


Penalties: In general, if you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, if you have a SIMPLE IRA and if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:


o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

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52 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life's tax status: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

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53 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than _____ registered branch offices and more than _____ financial advisors.


IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.


In November 2002, a suit, captioned Haritos et. al. v. American Express Financial Corporation and IDS Life Insurance Company, was filed in the United States District Court for the District of Arizona. The suit is filed by the plaintiffs who purport to represent a class of all persons that have purchased financial plans from AEFA advisors during an undefined class period. Plaintiffs allege that the sale of the plans violate the Investment Advisers Act of 1940. The suit seeks an unspecified amount of damages, rescission and injunctive relief. We believe that we have meritorious defenses to this suit and intend to defend this case vigorously.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.

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54 -- American Express Retirement Advisor Advantage Plus(SM) Variable Annuity
      Retirement Advisor Select Plus(SM) Variable Annuity -- Prospectus

Table of Contents of the Statement of Additional Information


Performance Information..................................p.

Calculating Annuity Payouts..............................p.

Rating Agencies..........................................p.

Principal Underwriter....................................p.

Independent Auditors.....................................p.

Financial Statements.....................................p.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

                                                                 S-6406 F (5/03)

                       Statement of Additional Information

                                       for


     American Express Retirement Advisor AdvantagePlus(SM) Variable Annuity

      American Express Retirement Advisor Select Plus(SM) Variable Annuity


                          IDS Life Variable Account 10


                               Oct. ______, 2003


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

Table of Contents

Performance Information............................p.
Calculating Annuity Payouts........................p.
Rating Agencies....................................p.
Principal Underwriter..............................p.
Independent Auditors...............................p.
Financial Statements

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000

                        T = average annual total return

                        n = number of years

                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. For some subaccounts, we show actual performance from the date the subaccounts began investing in the funds. For other subaccounts we do not provide any actual performance information because they are new and did not have any activity. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
Plus (Without Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death Benefit Riders and the Ten-Year Surrender Charge Schedule For
Periods Ending Dec. 31, 2002


                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% PN annual fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
Plus (Without Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death Benefit Riders and the Seven-Year Surrender Charge Schedule For
Periods Ending Dec. 31, 2002

                                                                Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% PN annual fee, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Advantage
Plus (Without Purchase Payment Credits) Without Surrender and Selection of MAV,
EEP and PN Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% PN annual fee and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
Plus  (Without  Purchase  Payment  Credits)  With  Surrender  and Selection of a
Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                                Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.


Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
Plus  (Without  Purchase  Payment  Credits)  With  Surrender  and Selection of a
Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                                Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.95% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For  Nonqualified  Annuities Under RAVA Advantage
Plus (Without  Purchase Payment  Credits)  Without  Surrender For Periods Ending
Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.95% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
Plus (Without Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death Benefit Riders and the Ten-Year Surrender Charge Schedule For
Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
Plus (Without Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death Benefit Riders and the Seven-Year Surrender Charge Schedule For
Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage
Plus (Without Purchase Payment Credits) Without Surrender and Selection of MAV,
EEP and PN Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage Plus
(Without  Purchase  Payment  Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage Plus
(Without  Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Advantage Plus
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) Under RAVA Advantage Plus - Band 3 (Without
Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death
Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending
Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 0.55% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) Under RAVA Advantage Plus - Band 3 (Without
Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death
Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending
Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 0.55% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average Annual Total Return(a) Under RAVA Advantage Plus - Band 3 (Without
Purchase Payment Credits) Without Surrender and Selection of MAV, EEP and PN
Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee and a 0.55% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information

Average  Annual  Total  Return(a)  Under RAVA  Advantage  Plus - Band 3 (Without
Purchase Payment  Credits) With Surrender and Selection of a Ten-Year  Surrender
Charge Schedule For Periods Ending Dec. 31, 2002

                                                                Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.55% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average  Annual  Total  Return(a)  Under RAVA  Advantage  Plus - Band 3 (Without
Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender
Charge Schedule For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.55% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information.

Average  Annual  Total  Return(a)  Under RAVA  Advantage  Plus - Band 3 (Without
Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2002

                                                                 Performance                         Performance
                                                              of the subaccount                      of the fund
                                                                        Since                                         Since
Subaccount  Investing in:                                 1 year    commencement     1 year     5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.55% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.


See accompanying notes to the performance information

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
Plus (Without Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
Plus in Texas (Without Purchase Payment Credits) With Surrender and Selection of
MAV, EEP and PN Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
Plus and RAVA Select Plus in Texas (Without Purchase Payment Credits) Without
Surrender and Selection of MAV, EEP and PN Death Benefit Riders For Periods
Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                   Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select Plus
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select Plus in Texas (Without Purchase Payment Credits) With Surrender For Periods Ending
Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.20% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


Average Annual Total Return(a) For Nonqualified Annuities Under RAVA Select
Plus and RAVA Select Plus in Texas (Without Purchase Payment Credits) Without
Surrender For Periods Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                   Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.20% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select Plus
(Without Purchase Payment Credits) With Surrender and Selection of MAV, EEP and
PN Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.


Average Annual Total Return(a) For Qualified Annuities Under RAVA Select Plus in Texas (Without Purchase Payment Credits) With Surrender and Selection of MAV,
EEP and PN Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                   Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select Plus and RAVA Select Plus in Texas (Without Purchase Payment Credits) Without
Surrender and Selection of MAV, EEP and PN Death Benefit Riders For Periods
Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total  Return(a) For Qualified  Annuities  Under RAVA Select Plus
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select Plus in
Texas (Without  Purchase Payment Credits) With Surrender For Periods Ending Dec.
31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) For Qualified Annuities Under RAVA Select Plus and RAVA Select Plus in Texas (Without Purchase Payment Credits) Without
Surrender For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.00% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) Under RAVA Select Plus - Band 3 (Without
Purchase Payment Credits) With Surrender and Selection of MAV, EEP and PN Death
Benefit Riders For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) Under RAVA Select Plus - Band 3 (Without
Purchase Payment Credits) Without Surrender and Selection of MAV, EEP and PN
Death Benefit Riders For Periods Ending Dec. 31, 2002

                                                       Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.25% annual MAV fee, a 0.40% annual EEP fee, a 0.05% annual PN fee and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information

Average Annual Total Return(a) Under RAVA Select Plus - Band 3 (Without Purchase
Payment Credits) With Surrender For Periods Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 0.75% annual mortality and expense risk fee and applicable surrender charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information.

Average Annual Total Return(a) Under RAVA Select Plus - Band 3 (Without Purchase
Payment Credits) Without Surrender For Periods Ending Dec. 31, 2002

                                                        Performance of the subaccount           Performance of the fund
                                                                    Since                                             Since
Subaccount  Investing in:                                      commencement(b)      1 year      5 years  10 years commencement
           AXP(R) VARIABLE PORTFOLIO -
             Capital Resource Fund (9/99; 10/81)(1)
             Cash Management Fund (9/99; 10/81)
             Core Bond Fund (10/03; 9/03)
             Diversified Bond Fund (9/99; 10/81)
             (previously AXP Variable Portfolio - Bond Fund)
             Diversified Equity Income Fund (9/99; 9/99)
             Emerging Markets Fund (5/00; 5/00)
             Equity Select Fund (5/01; 5/01)
             Global Bond Fund (9/99; 5/96)
             Growth Fund (9/99; 9/99)
             High Yield Bond Fund (9/99; 5/96)
             (previously AXP Variable Portfolio - Extra Income Fund)
             International Fund (9/99; 1/92)
             Managed Fund (9/99; 4/86)
             New Dimensions Fund(R)(9/99; 5/96)
             Partners Select Value Fund (9/03; 9/03)
             Partners Small Cap Value Fund (8/01; 8/01)
             S&P 500 Index Fund (5/00; 5/00)
             Short Duration U.S. Government Fund (9/99; 9/99)
             (previously AXP Variable Portfolio - Federal Income Fund)
             Small Cap Advantage Fund (9/99; 9/99)
             Stock Fund (8/01; 8/01)
             Strategy Aggressive Fund (9/99; 1/92)
           AIM V.I.
             Capital Appreciation Fund, Series II Shares (8/01; 5/93)(2)
             Capital Development Fund, Series II Shares (8/01; 5/98)(2)
           ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
             AllianceBernstein Growth and Income Portfolio (Class B) (8/01; 1/91)(3)
             AllianceBernstein International Value Portfolio (Class B) (8/01; 5/01)(4)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
             VP International, Class II (8/01; 5/94)(5)
             VP Value, Class II (8/01; 5/96)(5)
           CALVERT VARIABLE SERIES, INC.
             Social Balanced Portfolio (5/00; 9/86)
           EVERGREEN VA
             International Equity Fund - Class 2 (9/03;   )(6)
           FIDELITY(R) VIP
             Growth & Income Portfolio Service Class 2 (8/01; 12/96)(7)
             Mid Cap Portfolio Service Class 2 (8/01; 12/98)(7)
             Overseas Portfolio Service Class 2 (8/01; 1/87)(7)

       FTVIPT
         Franklin Real Estate Fund - Class 2 (9/99; 1/89)(8)
         Franklin Small Cap Value Securities Fund - Class 2 (9/99; 5/98)(8) Mutual Shares Securities Fund - Class 2 (8/01; 11/96)(8)
       GOLDMAN SACHS VIT
         CORE(SM) U.S. Equity Fund (9/99; 2/98)
         Mid Cap Value Fund (9/99; 5/98)
       INVESCO VIF
         Financial Services Fund (8/01; 9/99)
         Technology Fund (8/01; 5/97)
       LAZARD RETIREMENT SERIES
         International Equity Portfolio (9/99; 9/98)
       LIBERTY
         Columbia High Yield Fund, Variable Series, Class B (   )
       MFS(R)
         Investors Growth Stock Series - Service Class (5/00; 5/99)(10)
         New Discovery Series - Service Class (5/00; 5/98)(10)
         Total Return Series - Service Class (9/03; 1/95)(10)
         Utilities Series - Service Class (8/01; 1/95)(10)
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Global Securities Fund/VA, Service Shares (9/03; 11/90)
         Main Street Small Cap Fund/VA, Service Shares (9/03; 5/98)
         Strategic Income Fund/VA, Service Shares (9/03;    )
       PUTNAM VARIABLE TRUST
         Putnam VT Health Sciences Fund - Class IB Shares (8/01; 4/98) (13) Putnam VT International Equity Fund - Class IB Shares (8/01; 1/97) (14) Putnam VT Vista Fund - Class IB Shares (9/99; 1/97)(14)
       STRONG FUNDS
         Strong Opportunity Fund II - Advisor Class (8/01; 5/92)(15)
       VAN KAMPEN
         Life Investment Trust Comstock Portfolio Class II Shares (9/03;4/99) WANGER
         International Small Cap (9/99; 5/95)
         U.S. Smaller Companies (9/99; 5/95)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 0.75% annual mortality and expense risk fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


See accompanying notes to the performance information

Notes to performance information


(to be filed by Amendment)

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                   ---------
                                        P

where:                  P = a hypothetical initial payment of $1,000

                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Rider fee, the Enhanced Earnings Plus Death Benefit Rider fee and mortality and expense risk fee. We also show return figures without deduction of the Maximum Anniversary Value Death Benefit Rider fee, the Enhanced Earnings Death Benefit Value Rider fee and the Enhanced Earnings Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

Annualized Simple Yield

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield Based on the Seven-Day Period Ended Dec. 31, 2002


Subaccount  Investing in:                                     Simple yield   Compound yield
            AXP(R) Variable Portfolio - Cash Management Fund
            AXP(R) Variable Portfolio - Cash Management Fund
            AXP(R) Variable Portfolio - Cash Management Fund
            AXP(R) Variable Portfolio - Cash Management Fund



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where:          a = dividends and investment income earned during the period

                b = expenses accrued for the period (net of reimbursements)

                c = the average daily number of accumulation units
                    outstanding during the period that were entitled to receive dividends

                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2002


Subaccount  Investing in:                                                  Yield
            AXP(R) Variable Portfolio - Diversified Bond Fund
            AXP(R) Variable Portfolio - Diversified Bond Fund
            AXP(R) Variable Portfolio - Diversified Bond Fund
            AXP(R) Variable Portfolio - Diversified Bond Fund
            AXP(R) Variable Portfolio - Global Bond Fund
            AXP(R) Variable Portfolio - Global Bond Fund
            AXP(R) Variable Portfolio - Global Bond Fund
            AXP(R) Variable Portfolio - Global Bond Fund
            AXP(R) Variable Portfolio - High Yield Bond Fund
            AXP(R) Variable Portfolio - High Yield Bond Fund
            AXP(R) Variable Portfolio - High Yield Bond Fund
            AXP(R) Variable Portfolio - High Yield Bond Fund
            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                       www.ambest.com
Fitch (formerly Duff and Phelps)                www.fitchratings.com
Moody's                                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2002: $37,418,102; 2001: $41,792,624; and 2000:
$56,851,815. IDS Life retains no underwriting commission from the sale of the contract.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst &Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


Financial Statements

(to be filed by Amendment)

PART C.

Item 24. Financial Statements and Exhibits

         To be filed by Amendment.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective
         Amendment  No.  6  to  Registration   Statement  No.   333-79311,   is
         incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14     Form of Deferred Annuity Contract for non-qualified contracts
         (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit
         8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed electronically as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.8 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311, is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc., dated September 1, 1999, filed as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and
         Pioneer  Funds   Distributor,   Inc.   dated  August  13,  2001  filed
         electronically as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.15 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.16     Copy of  Participation  Agreement  by and  among  IDS  Life  Insurance
         Company and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.17 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.18 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered to be filed by Amendment.

10.      Consent of Independent Auditors to be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14.      Not applicable.

15.1 Power of Attorney to sign Amendment to this Registration Statement, dated April 9, 2002 filed electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated September 11, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

15.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003, filed electronically as Exhibit 15.3 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25.



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President


Walter S. Berman                                       Interim Treasurer


Barbara H. Fraser                                      Director, Chairman of the Board
                                                       and Chief Executive Officer

Lorraine R. Hart                                       Vice President, Investments


Eric L. Marhoun                                        Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Timothy S. Meehan                                      Secretary


Jeryl A. Millner                                       Vice President and Controller


Mary Ellyn Minenko                                     Vice President, Assistant General
                                                       Counsel and Assistant Secretary

Barry J. Murphy                                        Director


Teresa J. Rasmussen                                    Vice President, General Counsel
                                                       and Assistant Secretary

Stephen W. Roszell                                     Director


Bridget Sperl                                          Executive Vice President - Client
                                                       Service

John T. Sweeney                                        Director and Executive Vice President - Finance


Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

          As of March 31, 2003, there were 74,531 non-qualified contract owners and 109,326 qualified contract owners in the IDS Life Variable Account 10.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Walter S. Berman                      Interim Treasurer

     Barbara H. Fraser                     Director, Chairman of the Board
                                           and Chief Executive Officer

     Lorraine R. Hart                      Vice President, Investments

     Eric L. Marhoun                       Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Timothy S. Meehan                     Secretary

     Jeryl A. Millner                      Vice President and Controller

     Mary Ellyn Minenko                    Vice President, Assistant General
                                           Counsel and Assistant Secretary

     Barry J. Murphy                       Director

     Teresa J. Rasmussen                   Vice President, General Counsel
                                           and Assistant Secretary

     Stephen W. Roszell                    Director

     Bridget Sperl                         Executive Vice President - Client
                                           Service

     John T. Sweeney                       Director and Executive
                                           Vice President - Finance

     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.


(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $37,418,102            None               None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 1st day of August, 2003.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of August, 2003.


/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barbara H. Fraser**                      Chairman of the Board of Directors
------------------------------------          and Chief Executive Officer
     Barbara H. Fraser                        (Chief Executive Officer)

/s/  Jeryl A. Millner***                      Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stephen W. Roszell*                      Director
-----------------------------------
     Stephen W. Roszell

/s/  John T. Sweeney*                         Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeney                          (Principal Financial Officer)

*    Signed   pursuant  to  Power  of  Attorney  dated  April  9,  2002,   filed
     electronically as Exhibit 15 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated by reference, by:

** Signed pursuant to Power of Attorney, dated September 11, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference, by:

***  Signed  pursuant  to  Power  of  Attorney,  dated  April  16,  2003,  filed electronically as Exhibit 15.3 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference, by:



/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The Prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other Information.

     The signatures.